MORTGAGE-BACKED SECURITIES HELD TO MATURITY - Summary of Mortgage-Backed Securities Held to Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost	$ 43,074	$ 25,921
Mortgage Backed Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost	43,074	25,921
Gross unrealized gains	96	394
Gross unrealized losses	27	198
Estimated fair value	43,143	26,117
Collateralized mortgage obligations [Member] | Mortgage Backed Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost	43,029	25,857
Gross unrealized gains	94	390
Gross unrealized losses	27	198
Estimated fair value	43,096	26,049
FHLMC participation certificates [Member] | Fixed Rate [Member] | Mortgage Backed Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost	30	37
Gross unrealized gains	2	3
Gross unrealized losses
Estimated fair value	32	40
Pass-through certificates guaranteed by FNMA [Member] | Balloon maturity and adjustable rate [Member] | Mortgage Backed Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost	14	24
Gross unrealized gains		1
Gross unrealized losses
Estimated fair value	14	25
Pass-through certificates guaranteed by FNMA [Member] | Fixed Rate [Member] | Mortgage Backed Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost	1	3
Gross unrealized gains
Gross unrealized losses
Estimated fair value	$ 1	$ 3